Income Tax - Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Taxes Payable [Abstract]
GST taxes payable	$ 14,453	$ 21,707
Income taxes payable	1,460,549	1,395,466
Totals	$ 1,475,002	$ 1,417,173